Schedule of Equipment Geographical Region (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 30,099	$ 25,803
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	20,593	17,213
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	7,451	5,707
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 2,055	$ 2,883